Significant Accounting Policies - Summary of Reconciliation of Stockholders' Equity (Detail) - BRL (R$) R$ in Millions		12 Months Ended
	Jan. 01, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2017
Disclosure of reconciliation of carrying amounts of financial assets and financial liabilities on the date of initial application of IFRS 9 [line items]
In accordance with IAS 39 (excluding non-controlling interests)		R$ 24,907	R$ 23,193	R$ 21,627
In accordance with IFRS 9 - attributable to non-controlling stockholders		732	32	389
Net income		25,639	23,225	22,016
Other financial assets		(75,090)	(59,568)		R$ (53,895)
Interest of non-controllingstockholders		R$ 13,684	12,978		R$ 12,289
Stockholders Equity [Member] | In Accordance With IAS 39 [member]
Disclosure of reconciliation of carrying amounts of financial assets and financial liabilities on the date of initial application of IFRS 9 [line items]
In accordance with IAS 39 (excluding non-controlling interests)	R$ 112,252		134,840	122,582
Adjustments arising from changes in the financial asset derecognition policy, net of tax effects	2,280		2,402	2,462
In accordance with IAS 39 (excluding non-controlling interests)	114,532		137,242	125,044
Expected loss	(4,615)		(9,858)	(7,915)
Loan operations and Finance leases	(5,189)		(8,574)	(7,385)
Other financial assets	574		(1,284)	(530)
Change in financial assets			138	36
Adjustment to fair value of financial assets	(661)		(540)	(787)
Effect of adoption of investments in Associates / Joint ventures			(116)
Deferred taxes on the above adjustments	2,534		4,324	3,774
Interest of non-controllingstockholders	187		188	(57)
Total adjustments	(2,555)		(5,864)	(4,949)
Stockholders Equity [Member] | IFRS9 [member]
Disclosure of reconciliation of carrying amounts of financial assets and financial liabilities on the date of initial application of IFRS 9 [line items]
In accordance with IAS 39 (excluding non-controlling interests)	111,977		131,378	120,095
In accordance with IFRS 9 - attributable to non-controlling stockholders	1,620		12,978	12,289
Net income	R$ 113,597		144,356	132,384
Income [member] | In Accordance With IAS 39 [member]
Disclosure of reconciliation of carrying amounts of financial assets and financial liabilities on the date of initial application of IFRS 9 [line items]
In accordance with IAS 39 (excluding non-controlling interests)			23,903	23,263
Adjustments arising from changes in the financial asset derecognition policy, net of tax effects			(78)	201
In accordance with IAS 39 (excluding non-controlling interests)			23,825	23,464
Expected loss			(1,948)	(3,438)
Loan operations and Finance leases			(1,192)	(2,259)
Other financial assets			(756)	(1,179)
Change in financial assets			101	36
Adjustment to fair value of financial assets			359	514
Deferred taxes on the above adjustments			522	1,164
Interest of non-controllingstockholders			334	(113)
Total adjustments			(632)	(1,837)
Income [member] | IFRS9 [member]
Disclosure of reconciliation of carrying amounts of financial assets and financial liabilities on the date of initial application of IFRS 9 [line items]
In accordance with IAS 39 (excluding non-controlling interests)			23,193	21,627
In accordance with IFRS 9 - attributable to non-controlling stockholders			32	389
Net income			R$ 23,225	R$ 22,016